Long-Term Time Deposits and Held-to-Maturity Investments (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
The following table summarizes the amortized cost of
long-term
time deposits and
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Due in 1 year through 2 years	11,089	22,303	3,141
Due in 2 years through 3 years	12,240	2,063	291
Due in 3 years through 5 years	300	300	42

Total	23,629	24,666	3,474

Long Term Investments
Summary of Estimated Amortized Cost of Long Term Time Deposits and Held-to-Maturity Investments
Long-term time deposits and
held-to-maturity
investments classification as of December 31, 2022 and 2023 were shown as below:

	As of December 31, 2022
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term time deposits and held-to-maturity investments	23,629	170	(111)	23,688

	As of December 31, 2023
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term time deposits and held-to-maturity investments	24,666	261	(55)	24,872	3,503